Financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of Financial Assets and Liabilities

	As at March 31,
	2022		2023
Financial Assets:
Cash and cash equivalents	₹	103,836	₹	91,880
Investments
Financial instruments at FVTPL		18,039		45,335
Financial instruments at FVTOCI		219,802		260,842
Financial instruments at Amortized cost		22,923		23,775
Other financial assets
Trade receivables		119,984		127,213
Unbilled receivables		60,809		60,515
Other financial assets		48,998		15,426
Derivative assets		3,038		1,873
	₹	597,429	₹	626,859
Financial Liabilities:
Trade payables and other liabilities
Trade payables and accrued expenses	₹	94,477	₹	89,054
Other financial liabilities		36,071		6,790
Loans, borrowings and bank overdrafts		151,696		150,093
Lease liabilities		24,233		24,573
Derivative liabilities		633		3,004
	₹	307,110	₹	273,514

Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities

The following table contains information on other financial assets and trade payable and other liabilities subject to offsetting:

	Financial assets
	Gross amounts of recognized other financial assets		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized other financial assets presented in the statement of financial position
As at March 31, 2022	₹	239,897	₹	(10,106)	₹	229,791
As at March 31, 2023	₹	213,032	₹	(9,878)	₹	203,154

	Financial liabilities
	Gross amounts of recognized trade payables and other payables		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized trade payables and other financial liabilities presented in the statement of financial position
As at March 31, 2022	₹	140,654	₹	(10,106)	₹	130,548
As at March 31, 2023	₹	105,722	₹	(9,878)	₹	95,844

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis

The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

	As at March 31, 2022								As at March 31, 2023
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	2,242	₹	-	₹	2,242	₹	-	₹	772	₹	-	₹	772	₹	-
Others		796		-		796		-		1,101		-		1,101		-
Investments:
Short-term mutual funds		15,550		15,550		-		-		40,262		40,262		-		-
Fixed maturity plan mutual funds		513		-		513		-		1,300		-		1,300		-
Equity instruments		16,939		41		574		16,324		19,420		99		-		19,321
Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds		204,839		1,251		203,588		-		245,195		1,256		243,939		-

Liabilities
Derivative instruments:
Cash flow hedges	₹	(299)	₹	-	₹	(299)	₹	-	₹	(2,534)	₹	-	₹	(2,534)	₹	-
Others		(334)		-		(334)		-		(470)		-		(470)		-
Contingent consideration		(4,329)		-		-		(4,329)		(3,053)		-		-		(3,053)

Summary of Details of Assets and Liabilities Considered under Level 3 Classification

Details of assets and liabilities considered under Level 3 classification

	As at March 31,
Investment in equity instruments	2022		2023
Balance at the beginning of the year	₹	10,227	₹	16,324
Additions		3,973		2,093
Disposals (1)		(7,697)		(632)
Unrealized gain/(loss) recognized in statement of income (Refer to Note 28)		40		(2)
Gain recognized in other comprehensive income		9,423		291
Translation adjustment		358		1,247
Balance at the end of the year	₹	16,324	₹	19,321

(1) During the year ended March 31, 2022, as a result of an acquisition by another investor, the Company sold its shares in Ensono Holdings, LLC, Cloudknox Security Inc. and IntSights Cyber Intelligence Limited at a fair value of ₹ 7,573 and recognized a cumulative gain of ₹ 2,848 in other comprehensive income.

During the year ended March 31, 2023, the Company sold its shares in Vicarious FPC, Inc. and Harte Hanks Inc. at a fair value of ₹ 1,150 and recognized a cumulative gain of ₹ 30 in other comprehensive income.

	As at March 31,
Contingent consideration	2022		2023
Balance at the beginning of the year	₹	(2,293)	₹	(4,329)
Additions		(2,533)		(1,662)
Reversals (1)		468		1,671
Payouts		309		1,784
Finance expense recognized in statement of income		(117)		(131)
Translation adjustment		(163)		(386)
Balance at the end of the year	₹	(4,329)	₹	(3,053)

(1) Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding

The following table presents the aggregate contracted principal amounts of the Company's derivative contracts outstanding:

							(in million)
	As at March 31,
	2022				2023
	Notional		Fair value		Notional		Fair value
Designated derivative instruments
Sell: Forward contracts	USD	1,413	₹	509	USD	977	₹	(262)
		€191	₹	668		€94	₹	(497)
		£173	₹	645		£138	₹	(728)
	AUD	170	₹	(217)	AUD	89	₹	9

Range forward option contracts	USD	493	₹	217	USD	1,157	₹	(19)
		€6	₹	8		€49	₹	(112)
		£28	₹	119		£60	₹	(69)
	AUD	11	₹	(6)	AUD	34	₹	29

Interest rate swaps	INR	-	₹	-	INR	4,750	₹	(113)

Non-designated derivative instruments
Sell: Forward contracts (1)	USD	1,452	₹	536	USD	1,550	₹	736
		€109	₹	1		€171	₹	(176)
		£91	₹	81		£129	₹	(100)
	AUD	47	₹	(122)	AUD	56	₹	69
	SGD	4	₹	(1)	SGD	14	₹	1
	ZAR	8	₹	^	ZAR	43	₹	(7)
	CAD	47	₹	(25)	CAD	69	₹	(25)
	SAR	33	₹	(1)	SAR	147	₹	(6)
	PLN	14	₹	(2)	PLN	-	₹	-
	CHF	5	₹	(5)	CHF	9	₹	5
	QAR	11	₹	(4)	QAR	4	₹	(2)
	TRY	30	₹	6	TRY	30	₹	(1)
	NOK	13	₹	(3)	NOK	13	₹	6
	OMR	2	₹	^	OMR	1	₹	^
	SEK	17	₹	(2)	SEK	3	₹	^
	JPY	513	₹	20	JPY	784	₹	6
	DKK	2	₹	^	DKK	33	₹	(4)
	AED	-	₹	-	AED	20	₹	^
	CNH	-	₹	-	CNH	1	₹	^

Buy: Forward contracts	SEK	22	₹	2	SEK	-	₹	-
	DKK	16	₹	(2)	DKK	-	₹	-
	CHF	2	₹	(1)	CHF	-	₹	-
	AED	26	₹	^	AED	5	₹	^
	JPY	447	₹	(18)	JPY	-	₹	-
	CNH	11	₹	^	CNH	-	₹	-
	NOK	12	₹	(1)	NOK	12	₹	^
	QAR	-	₹	-	QAR	4	₹	2
	ZAR	-	₹	-	ZAR	7	₹	1
	PLN	-	₹	-	PLN	26	₹	13

Range forward option contracts	USD	-	₹	-	USD	30	₹	31

Interest rate swaps	INR	4,750	₹	3	INR	-	₹	-
	USD	-	₹	-	USD	200	₹	82

			₹	2,405			₹	(1,131)

^ Value is less than 1

(1) USD 1,452 and USD 1,550 includes USD/PHP sell forward of USD 86 and USD 77 as at March 31, 2022 and 2023, respectively.

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges

The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2022		2023
Balance as at the beginning of the year	₹	2,182	₹	1,943

Changes in fair value of effective portion of derivatives		3,943		(4,839)
Net (gain)/loss reclassified to statement of income on occurrence of hedged transactions (1)		(4,182)		1,134
Gain/(loss) on cash flow hedging derivatives, net	₹	(239)	₹	(3,705)

Balance as at the end of the year	₹	1,943	₹	(1,762)
Deferred tax thereon		(466)		359
Balance as at the end of the year, net of deferred tax	₹	1,477	₹	(1,403)

(1) Includes net (gain)/loss reclassified to revenue of ₹ (4,979) and ₹ 2,471 for the years ended March 31, 2022 and 2023, respectively and net (gain)/loss reclassified to cost of revenues of ₹ 797 and ₹ (1,337) for the years ended March 31, 2022 and 2023, respectively.

Summary of Foreign Currency Risk from Non-derivative Financial Instruments

The below table presents foreign currency risk from non-derivative financial instruments as at March 31, 2022 and 2023:

	As at March 31, 2022
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (1)		Total
Trade receivables	₹	34,969	₹	9,429	₹	10,016	₹	4,455	₹	1,711	₹	4,078	₹	64,658
Unbilled receivables		22,003		3,928		3,522		2,159		872		2,335		34,819
Contract assets		4,239		3,417		3,968		1,194		168		957		13,943
Cash and cash equivalents		13,603		2,808		966		537		1,936		2,649		22,499
Other financial assets		44,559		3,980		354		519		626		1,319		51,357
Lease Liabilities		(3,813)		(3,449)		(958)		(189)		(83)		(1,420)		(9,912)
Trade payables, accrued expenses and other financial liabilities		(28,907)		(9,087)		(9,784)		(1,725)		(663)		(6,193)		(56,359)
Net financial assets/ (liabilities)	₹	86,653	₹	11,026	₹	8,084	₹	6,950	₹	4,567	₹	3,725	₹	121,005

	As at March 31, 2023
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies (2)		Total
Trade receivables	₹	42,312	₹	13,758	₹	8,911	₹	2,317	₹	1,567	₹	5,661	₹	74,526
Unbilled receivables		19,372		3,050		2,360		1,431		393		1,719		28,325
Contract assets		4,597		7,081		3,077		632		180		1,193		16,760
Cash and cash equivalents		10,048		5,810		2,448		1,288		2,643		4,244		26,481
Other financial assets		40,039		1,066		1,234		136		130		1,690		44,295
Lease Liabilities		(4,022)		(2,998)		(457)		(175)		(118)		(1,765)		(9,535)
Trade payables, accrued expenses and other financial liabilities		(26,726)		(11,417)		(6,120)		(1,329)		(1,482)		(3,285)		(50,359)
Net financial assets/ (liabilities)	₹	85,620	₹	16,350	₹	11,453	₹	4,300	₹	3,313	₹	9,457	₹	130,493

(1) Other currencies reflect currencies such as Swiss Franc, Singapore Dollar, UAE Dirhams etc.

(2) Other currencies reflect currencies such as Saudi Riyal, Singapore Dollar, Japanese Yen etc.

Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date

The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2022
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	97,693	₹	912	₹	1,706	₹	57,261	₹	157,572	₹	(5,876)	₹	151,696
Lease Liabilities (1)		9,872		6,947		6,913		2,344		26,076		(1,843)		24,233
Trade payables and accrued expenses		94,477		-		-		-		94,477		-		94,477
Derivative liabilities		585		10		38		-		633		-		633
Other financial liabilities (2)		33,126		2,833		220		-		36,179		(108)		36,071

	As at March 31, 2023
	Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total Cashflows		Interest included in total cash flows		Carrying value
Loans, borrowings and bank overdrafts (1)	₹	91,743	₹	924	₹	63,015	₹	-	₹	155,682	₹	(5,589)	₹	150,093
Lease Liabilities (1)		9,620		7,130		7,233		3,087		27,070		(2,497)		24,573
Trade payables and accrued expenses		89,054		-		-		-		89,054		-		89,054
Derivative liabilities		2,825		153		26		-		3,004		-		3,004
Other financial liabilities (2)		4,192		1,587		951		410		7,140		(350)		6,790

(1) Includes future cash outflow towards estimated interest on borrowings and lease liabilities.

(2) Includes future cash outflow towards estimated interest on contingent consideration.

Summary of Balanced View of Liquidity and Financial Indebtedness

The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2022		2023
Cash and cash equivalents	₹	103,836	₹	91,880
Investments - Current		241,655		309,232
Loans, borrowings and bank overdrafts		(151,696)		(150,093)
	₹	193,795	₹	251,019